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                                                                 January 4, 1999

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention:                 Office of Filings, Information & Consumer Services

         Re:  Evergreen Equity Trust (the "Trust")
                  File Nos. 333-37453 and 811-08413
                  CIK #0001046026

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that prospectus and statement of additional information for the Evergreen Masters Fund, a series of Evergreen Equity Trust, does not differ from that contained in Post-Effective Amendment No. 11 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on December 29, 1998.

         Any comments on this filing should be directed to me at (202) 775-8190. Please return an electronic transmittal as evidence of your receipt of this filing.

                                                     Very truly yours,

                                                    /s/Robert N. Hickey
                                                    -------------------
                                                      Robert N. Hickey

RNH\dla

cc:      Cathy Foley - Evergreen Investment Services


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